OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accrued payroll	$ 1,940	$ 12,470
Other tax payable	82,606	0
Other payables	161,455	52,377
Total	$ 246,002	$ 64,847